                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                        Oakbrook Terrace, Illinois 60181
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                                   Suite 2400
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

                                TABLE OF CONTENTS


Item 1.  Reports to Stockholders.
Item 2.  Code of Ethics.
Item 3.  Audit Committee Financial Expert.
Item 4.  Principal Accountant Fees and Services.
Item 5.  Audit Committee of Listed Registrants.
Item 6.  Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.

ITEM 1. REPORTS TO STOCKHOLDERS.


                           PLAN INVESTMENT FUND, INC.

                               Semi-Annual Report
                                  June 30, 2007

                                              ADMINISTRATOR:
                                              (BCS(R) LOGO)
                                              BCS FINANCIAL SERVICES CORPORATION
                                              2 Mid America Plaza, Suite 200
                                              Oakbrook Terrace, IL 60181
                                              (800) 621-9215

                           PLAN INVESTMENT FUND, INC.

                                                                  August 3, 2007

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2007 Semi-Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                     Sincerely,


                                     /S/ David P. Behnke
                                     -------------------------------------
                                     David P. Behnke
                                     President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007

                                                                    PERCENTAGE
                                                                        OF          PAR        AMORTIZED
                                                                    NET ASSETS     (000)         COST
                                                                    ----------   --------   --------------
REPURCHASE AGREEMENTS                                                 100.4%

Goldman Sachs & Co.
   5.35% (07/02/07)
   To be repurchased at $271,120,821
   (collateralized by $911,949,957
   Federal Home Loan Mortgage
   Adjustable Rate Mortgage Notes, Federal National
   Mortgage Association Adjustable Rate Mortgage Notes,
   Federal National Mortgage Association Strips,
   0.00%; due 12/25/31 to 05/01/37;
   Total Market Value is $279,130,000)                                           $271,000   $  271,000,000

Greenwich Capital Markets
   5.38% (07/02/07)
   To be repurchased at $294,131,810
   (collateralized by $472,370,000
   Federal National Mortgage Association Strips,
   0.00% due 08/01/35 to 05/01/37;
   Total Market Value is $302,820,283)                                            294,000      294,000,000

Merrill Lynch & Co.
   5.35% (07/02/07)
   To be repurchased at $100,044,583
   (collateralized by $131,515,000
   Federal National Mortgage Association Bonds,
   4.50% due 01/01/09 to 09/01/20;
   Total Market Value is $103,002,199)                                            100,000      100,000,000

Morgan Stanley & Co.
   3.50% (07/02/07)
   To be repurchased at $140,040,833
   (collateralized by $149,158,339
   Federal National Mortgage Association Bonds,
   Fannie Mae Adj Rate Notes, Federal Home Loan Bank,
   Discount Note Federal Home Loan Mort. Corp. Bonds,
   0.00% to 7.00%, due 07/02/07 to 07/01/37;
   US Treasury Note 3.875% to 5.125%, due
   05/15/09 to 05/15/17; US Treasury Bill 4.50% to 4.75%,
   US Treasury Inflation Indexed Securities,
   3.625% to 4.25%, due 01/15/10 to 04/15/28;
   Total Market Value is $143,233,755)                                            140,000      140,000,000

Morgan Stanley & Co
   5.35% (07/02/07)
   To be repurchased at $171,076,238
   (collateralized by 182,304,637 Federal National
   Mortgage Association Bonds, Fannie Mae Adj Rate
   Notes, Federal Home Loan Bank, Discount Note,
   Federal Home Loan Mort. Corp Bonds,
   0.00% to 7.00%, due 07/20/07 to 07/01/37;
   US Treasury Note 3.875% to 5.125%, due 05/15/09 to 05/15/17;
   US Treasury Bill 4.50% to 4.75%. US Treasury Inflation Indexed
   Securities, 3.625% to 4.25%, due 01/15/10 to 04/15/28;
   Total Market Value is $175,063,479)                                            171,000      171,000,000

UBS Securities LLC
   5.38% (07/02/07)
   To be repurchased at $271,609,717
   (collateralized by $581,891,558
   Federal National Mortgage Association Strips,
   0.00% due 02/01/32 to 08/01/36;
   Total Market Value is $279,632,913)                                            271,488      271,488,000
                                                                                            --------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,247,488,000)                                                                        1,247,488,000
                                                                                            --------------

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007
                                   (Concluded)

                                                                    PERCENTAGE
                                                                        OF          PAR        AMORTIZED
                                                                    NET ASSETS     (000)         COST
                                                                    ----------   --------   --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,247,488,000*)                                                100.4%                $1,247,488,000
                                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.4%)                   (5,465,893)
                                                                      -----                 --------------
NET ASSETS
(Applicable to 1,242,022,107 PCs outstanding)                         100.0%                $1,242,022,107
                                                                      =====                 ==============
NET ASSET VALUE
Offering and redemption price per PC
($1,242,022,107/1,242,022,107 PCs)                                                          $         1.00
                                                                                            ==============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC - Participation Certificate

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007

                                                                     PERCENTAGE
                                                                         OF         PAR     AMORTIZED
                                                                     NET ASSETS    (000)       COST
                                                                     ----------   ------   -----------
BANK OBLIGATIONS                                                         7.1%

DOMESTIC CERTIFICATES OF DEPOSIT
   Citibank NA
      5.30% (07/05/07)                                                            $2,400   $ 2,400,000
   First Tennessee Bank NA
      5.30% (07/23/07)                                                             6,000     6,000,000
   Harris Bank NA
      5.30% (11/13/07)                                                             2,000     2,000,000
                                                                                           -----------
   TOTAL BANK OBLIGATIONS
   (Cost $10,400,000)                                                                       10,400,000
                                                                                           -----------

CORPORATE DEBT                                                          41.8%

COMMERICAL PAPER
ASSET BACKED SECURITIES                                                 10.5%
   Amstel Funding Corp.
      5.16% (09/28/07)                                                             5,400     5,331,114
   Cancara Asset Securitisation LLC
      5.25% (09/06/07)                                                             1,000       990,229
   Edison Asset Securitization LLC
      5.20% (11/05/07)                                                             1,000       981,656
   Emerald Notes
      5.25% (08/21/07)                                                             1,500     1,488,844
   Grampian Funding LLC
      5.15% ( 08/03/07)                                                            2,700     2,687,266
   Landale Funding LLC
      5.24% (08/15/07)                                                             1,000       993,450
   Sedna Finance, Inc
      5.20 % (07/30/07)                                                            1,000       995,811
   Thames Asset Global Securitization No. 1 PLC
      5.26% (09/20/07)                                                             2,000     1,976,330
                                                                                           -----------
                                                                                            15,444,700
                                                                                           -----------
BANKS                                                                    3.1%
   UBS Delaware Finance LLC
      5.23% (07/24/07)                                                             3,500     3,488,305
      5.13% (10/02/07)                                                             1,000       986,748
                                                                                           -----------
                                                                                             4,475,053
                                                                                           -----------
SECURITY BROKER & DEALERS                                                2.0%
   Greenwich Capital Holdings Inc.
      5.20% (08/14/07)                                                             2,000     1,987,289
      5.19% (12/24/07)                                                             1,000       974,651
                                                                                           -----------
                                                                                             2,961,940
                                                                                           -----------

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007
                                   (Continued)

                                                                     PERCENTAGE
                                                                         OF         PAR     AMORTIZED
                                                                     NET ASSETS    (000)       COST
                                                                     ----------   ------   -----------
CORPORATE DEBT (CONTINUED)
SUGAR & CONFECTIONARY PRODUCTS                                           3.4%
   Nestle Capital Corp.
      5.15% (08/10/07)                                                            $5,000   $ 4,971,389
                                                                                           -----------
NOTES AND BONDS                                                          2.0%
ASSET BACKED SECURITIES
   Sedna Finance, Inc (1), (2)
      5.32% (07/02/07)                                                             3,000     2,999,880
                                                                                           -----------
BANKS                                                                    4.1%
   Wells Fargo & Co (2)
      5.38% (07/02/07)                                                             6,000     6,000,000
                                                                                           -----------
LIFE INSURANCE                                                           7.8%
   Allstate Life Global Funding II (1), (2)
      5.35% (07/27/07)                                                             4,500     4,500,000
   MetLife Global Funding I (1), (2)
      5.43% (07/30/07)                                                             5,500     5,500,000
   Principal Life Income Fundings Trust (2)
      5.39% (09/07/07)                                                             1,500     1,500,389
                                                                                           -----------
                                                                                            11,500,389
                                                                                           -----------
SECURITIES BROKER & DEALERS                                              3.1%
   Goldman Sachs Group Inc (1), (2)
      5.37% (07/24/07)                                                             4,600     4,600,000
                                                                                           -----------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS                               2.9%
   General Electric Capital Corp (2)
      5.45% (07/09/07)                                                             2,750     2,750,036
      5.28% (07/24/07)                                                             1,500     1,500,000
                                                                                           -----------
                                                                                             4,250,036
                                                                                           -----------
CORPORATE VARIABLE RATE DEMAND NOTES                                     2.9%
   MUBEA, Inc. Series 1999
   (Fifth Third Bank LOC) (2)
      5.37% (07/05/07)                                                             2,200     2,200,000
      5.37% (07/05/07)                                                             2,000     2,000,000
                                                                                           -----------
                                                                                             4,200,000
                                                                                           -----------
   TOTAL CORPORATE DEBT
      (Cost $61,403,387)                                                                    61,403,387
                                                                                           -----------

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007
                                   (Concluded)

                                                                     PERCENTAGE
                                                                         OF         PAR      AMORTIZED
                                                                     NET ASSETS    (000)        COST
                                                                     ----------   -------   -----------
MUNICIPAL VARIABLE RATE DEMAND NOTES                                     3.2%

   Bergen County, NJ Import Authority Revenue Bonds
   (Wachovia Bank NA LOC) (2)
      5.39% (07/05/07)                                                            $ 4,000   $ 4,000,000
   St Louis, MO Industrial Development
   Authority Revenue Bonds (Marshall & Ilsley LOC) (2)                                645
      5.49% (07/05/07)                                                                          645,000
                                                                                            -----------
   TOTAL MUNICIPAL DEBT
   (Cost $4,645,000)                                                                          4,645,000
                                                                                            -----------
MASTER NOTES                                                             2.0%
   Citigroup Global Markets Holdings Inc (2)
      5.45% (07/02/07)                                                              3,000     3,000,000
                                                                                            -----------
   TOTAL MASTER NOTES
   (Cost $3,000,000)
                                                                                            -----------
   TOTAL INVESTMENTS IN SECURITIES
   at amortized cost which apprioxmates market value
   (Cost $79,448,387)                                                                        79,448,387
                                                                                            -----------
REPURCHASE AGREEMENTS                                                   46.0%
   Goldman Sachs & Co
      5.35% (07/02/07)
      To be repurchased at $35,015,604
      (collateralized by $172,977,112, Federal National
      Mortgage Association Bonds, Federal Home
      Loan Mortgage Corporation Bonds
      4.0% to 7.50%; due 09/01/16 to 06/01/37;
      Total Market Value of collateral is $36,050,000)                             35,000    35,000,000

   Morgan Stanley & Co., Inc.
      4.35% (07/02/07)
      To be repurchased at $32,495,775
      (collateralized by $34,981,000
      U.S. Treasury Bond 4.75%; due 02/15/37;
      Total Market Value of collateral is $33,133,754)                             32,484    32,484,000
                                                                                            -----------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $67,484,000)                                                                        67,484,000
                                                                                            -----------

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)
                                  June 30, 2007
                                   (Concluded)

                                                                    PERCENTAGE
                                                                        OF          PAR        AMORTIZED
                                                                    NET ASSETS     (000)         COST
                                                                    ----------   --------   --------------
INVESTMENTS IN SECURITIES                                             100.1%
(Cost $146,932,387*)                                                                        $  146,932,387
                                                                                            --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.1%)                     (209,437)
                                                                      -----                 --------------
NET ASSETS
(Applicable to 146,757,308 PCs outstanding)                           100.0%                $  146,722,950
                                                                      =====                 ==============
NET ASSET VALUE
Offering and redemption price per PC
($146,722,950/146,757,308 PCs)                                                              $         1.00
                                                                                            ==============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

LOC- Letter of Credit

PC-  Participation Certificate

(1) Securities was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2007, the value of these securities amounted to $17,599,880 or 12.0% of net assets.

(2) Rates shown are the rates of June 30, 2007 and maturities are the next interest adjustment date.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (UNAUDITED)
                                  JUNE 30, 2007

                                             GOVERNMENT/REPO   MONEY MARKET
                                                PORTFOLIO        PORTFOLIO
                                             ---------------   ------------
ASSETS
   Investments in securities, at amortized
   cost, which approximates market value      $           --   $ 79,448,387
   Repurchase agreements                       1,247,488,000     67,484,000
   Cash                                                  136            492
   Accrued interest receivable                       357,335        262,099
   Other assets                                       54,696          5,324
                                              --------------   ------------
         Total Assets                          1,247,900,167    147,200,302
                                              --------------   ------------
LIABILITIES
   Dividends payable                               5,533,554        422,583
   Accrued expenses payable
      Investment advisory fees (Note 2)               93,238         14,140
      Administration fees (Note 2)                    44,946          4,159
      Custodian fees (Note 2)                         10,025          1,713
      Transfer agent fees (Note 2)                    14,287            408
   Other liabilities                                 182,010         34,349
                                              --------------   ------------
         Total Liabilities                         5,878,060        477,352
                                              --------------   ------------
NET ASSETS                                    $1,242,022,107   $146,722,950
                                              ==============   ============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                     $         1.00   $       1.00
                                              ==============   ============
Government/REPO Portfolio
2 billion PCs authorized; 1,242,022,107 PCs outstanding
($1,242,022,107/1,242,022,107 PCs)
Money Market Portfolio
2 billion PCs authorized; 146,757,308 PCs outstanding
($146,722,950/146,757,308 PCs)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                                   (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 2007

                                             GOVERNMENT/REPO   MONEY MARKET
                                                PORTFOLIO        PORTFOLIO
                                             ---------------   ------------
INTEREST INCOME                                $ 35,413,159     $3,444,119
                                               ------------     ----------
EXPENSES
   Investment advisory fees (Note 2)                841,286        128,115
   Administration fees (Note 2)                     332,136         32,029
   Custodian fees (Note 2)                           61,530          9,148
   Legal fees                                        53,413          5,145
   Audit fees                                        33,472          3,258
   Insurance expense                                 32,556          4,522
   Fund compliance fees                              21,685          2,110
   Transfer agent fees (Note 2)                      15,587          1,507
   Trustee expense                                    6,790            657
   Miscellaneous                                     12,440          7,422
                                               ------------     ----------
      Total expenses                              1,410,895        193,913
      Less fees waived (Note 2)                    (746,623)       (19,248)
                                               ------------     ----------
      Net total expenses                            664,272        174,665
                                               ------------     ----------
NET INVESTMENT INCOME                            34,748,887      3,269,454
NET REALIZED LOSS ON SECURITIES SOLD                     --         (3,117)
                                               ------------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                             $ 34,748,887     $3,266,337
                                               ============     ==========

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                            JUNE 30, 2007        YEAR ENDED
                                                             (UNAUDITED)     DECEMBER 31, 2006
                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                   $    34,748,887    $     59,439,813
                                                           ---------------    ----------------
   Net increase in net assets
      resulting from operations                                 34,748,887          59,439,813
                                                           ---------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO
   PARTICIPATION CERTIFICATE HOLDERS:
   From net investment income $.026
      and $.050 per PC, respectively                           (34,748,887)        (59,439,813)
                                                           ---------------    ----------------
CAPITAL TRANSACTIONS:
   Proceeds from sale of 8,851,727,472
      and 13,010,719,517 PCs, respectively                   8,851,727,472      13,010,719,517
   Value of 27,977,135 and 44,424,948 PCs
      issued in reinvestment of dividends, respectively         27,977,135          44,424,948
   Cost of 8,523,150,556 and 12,887,822,206
      PCs repurchased, respectively                         (8,523,150,556)    (12,887,822,206)
                                                           ---------------    ----------------
   Net increase in net assets resulting
      from capital transactions                                356,554,051         167,322,259
                                                           ---------------    ----------------
   Total increase in net assets                                356,554,051         167,322,259
                                                           ---------------    ----------------
NET ASSETS:
   Beginning of period                                         885,468,056         718,145,797
                                                           ---------------    ----------------
   End of period                                           $ 1,242,022,107    $    885,468,056
                                                           ===============    ================
   Accumulated undistributed net
      investment income                                    $            --    $             --
                                                           ===============    ================

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
                                                            JUNE 30, 2007        YEAR ENDED
                                                             (UNAUDITED)     DECEMBER 31, 2006
                                                          ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                                   $   3,269,454      $     9,451,966
   Net realized loss on securities sold                           (3,117)              (3,109)
                                                           -------------      ---------------
   Net increase in net assets
      resulting from operations                                3,266,337            9,448,857
                                                           -------------      ---------------
DIVIDENDS AND DISTRIBUTIONS TO
   PARTICIPATION CERTIFICATE HOLDERS:
   From net investment income $.025
      and $.049 per PC, respectively                          (3,269,454)          (9,451,966)
                                                           -------------      ---------------
CAPITAL TRANSACTIONS:
   Proceeds from sale of 479,468,219
      and 2,617,689,252 PCs, respectively                    479,468,219        2,617,689,252
   Value of 1,789,004 and 5,516,451 PCs
      issued in reinvestment of dividends, respectively        1,789,004            5,516,451
   Cost of 477,859,691 and 2,669,066,870
      PCs repurchased, respectively                         (477,859,691)      (2,669,066,870)
                                                           -------------      ---------------
   Net increase/ (decrease) in net assets resulting
      from capital transactions                                3,397,532          (45,861,167)
                                                           -------------      ---------------
   Total increase/ (decrease) in net assets                    3,394,415          (45,864,276)
NET ASSETS:
   Beginning of period                                       143,328,535          189,192,811
                                                           -------------      ---------------
   End of period                                           $ 146,722,950      $   143,328,535
                                                           =============      ===============
   Accumulated undistributed net
      investment income                                    $          --      $            --
                                                           =============      ===============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                          SIX MONTHS
                                             ENDED         YEAR      YEAR      YEAR      YEAR      YEAR
                                           06/30/07        ENDED     ENDED     ENDED     ENDED     ENDED
                                          (UNAUDITED)    12/31/06  12/31/05  12/31/04  12/31/03  12/31/02
                                          -----------    --------  --------  --------  --------  --------
Net Asset Value, Beginning of Period      $     1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ----------     --------  --------  --------  --------  --------
Income From Investment Operations:
Net Investment Income                          0.026        0.050     0.032     0.013     0.010     0.016
Net Realized Gain (Loss) on Investments           --           --        --        --        --        --
                                          ----------     --------  --------  --------  --------  --------
Total From Investment Operations               0.026        0.050     0.032     0.013     0.010     0.016
                                          ----------     --------  --------  --------  --------  --------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                      (0.026)      (0.050)   (0.032)   (0.013)   (0.010)   (0.016)
                                          ----------     --------  --------  --------  --------  --------
Total Dividends and Distributions             (0.026)      (0.050)   (0.032)   (0.013)   (0.010)   (0.016)
                                          ----------     --------  --------  --------  --------  --------
Net Asset Value, End of Period            $     1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                          ==========     ========  ========  ========  ========  ========
Total Return                                    2.62%(1)     5.06%     3.20%     1.29%     1.04%     1.62%
Ratios/Supplemental Data:
Net Assets, End of Period (000)           $1,242,022     $885,468  $718,146  $693,684  $284,236  $131,558
Ratio of Net Total Expenses
   to Average Net Assets (2)                    0.10%*       0.10%     0.10%     0.10%     0.10%     0.10%
Ratio of Net Investment Income
   to Average Net Assets (3)                    5.23%*       4.96%     3.19%     1.32%     1.01%     1.61%

----------
*    Annualized

(1)  Total return not annualized for six months ended June 30, 2007.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .21% (annualized) for the six months ended June 30, 2007 and .22%, .24%, .27%, .28% and .30% for the years ended December 31, 2006, 2005,
     2004, 2003 and 2002, respectively.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 5.12% (annualized) for the six months ended June 30, 2007 and 4.84%, 3.05%, 1.15%, 0.83% and 1.41% for the years ended December 31,
     2006, 2005, 2004, 2003 and 2002, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

     For a Participation Certificate (PC) Outstanding Throughout Each Period

                                           SIX MONTHS
                                              ENDED       YEAR         YEAR         YEAR         YEAR         YEAR
                                            06/30/07      ENDED        ENDED        ENDED        ENDED        ENDED
                                          (UNAUDITED)   12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                          -----------   --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                          --------      --------     --------     --------     --------     --------
Income From Investment Operations:
Net Investment Income                        0.025         0.049        0.030        0.011        0.010        0.017
Net Realized Gain (Loss) on Investments         --(1)         --(1)        --(1)        --(1)        --(1)        --
                                          --------      --------     --------     --------     --------     --------
Total From Investment Operations             0.025         0.049        0.030        0.011        0.010        0.017
                                          --------      --------     --------     --------     --------     --------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.025)       (0.049)      (0.030)      (0.011)      (0.010)      (0.017)
                                          --------      --------     --------     --------     --------     --------
Total Dividends and Distributions           (0.025)       (0.049)      (0.030)      (0.011)      (0.010)      (0.017)
                                          --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period            $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                          ========      ========     ========     ========     ========     ========
Total Return                                  2.56%(2)      4.92%        3.05%        1.15%        1.02%        1.72%
Ratios/Supplemental Data:
Net Assets, End of Period (000)           $146,723      $143,329     $189,193     $151,444     $296,488     $616,125
Ratio of Net Total Expenses                   0.27%*        0.27%        0.28%        0.27%        0.23%        0.22%
   to Average Net Assets (3)
Ratio of Net Investment Income                5.10%*        4.80%        3.02%        1.10%        1.05%        1.70%
   to Average Net Assets (4)

----------
*    Annualized

(1)  Less than $0.01 per share.

(2)  Total Return not annualized for the six months ended June 30, 2007.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average daily net assets would have been .30% (annualized) for the six months ended June 30, 2007 and .30%, .31%, .30%, .26% and .24% for the years ended December 31, 2006, 2005,
     2004, 2003 and 2002, respectively.

(4)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average daily net assets would have been 5.07% (annualized) for the six months ended June 30, 2007 and 4.77%, 2.99%, 1.07%, 1.02% and 1.68% for the years ended December 31,
     2006, 2005, 2004, 2003 and 2002, respectively.

                 See accompanying notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)
                                 June 30, 2007

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

SECURITY VALUATION: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the "Board") of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2006, the Money Market Portfolio had a capital loss carry forward of $31,241 of which, if not utilized, $604 will expire in 2011, $253 will expire in 2012, $27,275 will expire in 2013 and $3,109 will expire in 2014. All distributions paid by the Portfolios in 2005 and 2006 were from ordinary income for U.S. income tax purposes.

REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2007 were entered into on June 29, 2007.

EXPENSES, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio's either proportionately based upon each Portfolio's net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios' investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. ("PNC") and Merrill Lynch & Co., Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees such that the Government/REPO Portfolio Investment Advisory fees do not exceed .10 of one percent of average daily net assets and that the Money Market Portfolio Investment Advisory fees are reduced .03 of one percent of average daily net assets on the first $500 million of average daily net assets and .01 of one percent of average daily net assets on the next $250 million of average daily net assets. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund. As a result of these waivers, for the six months ended June 30, 2007, BCSFSC voluntarily waived $208,364 of the $332,136 which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $538,259 and $19,248 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2007.

PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

NOTE 3. NET ASSETS

At June 30, 2007, net assets for both book and tax purposes consisted of:

                                Government/REPO   Money Market
                                    Portfolio       Portfolio
                                ---------------   ------------
Paid-in Capital                  $1,242,022,107   $146,757,308

Accumulated net realized loss
   on securities sold                        --        (34,358)
                                 --------------   ------------
   TOTAL NET ASSETS              $1,242,022,107   $146,722,950
                                 ==============   ============

NOTE 4. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income taxes an interpretation of FASB Statement No. 109 ("FIN 48"), which clarifies the accounting for uncertainty in income taxes. FIN 48 provides guidance on measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalities. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 in June 2007 did not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Fund's financial statements has not been determined.

               ANNUAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)
                                  June 30, 2007

The 2007 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 15, 2007. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2007. A total of 1,368,755,812.39 Participation Certificates, representing 98.78% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

                                          For          Against   Abstain
                                    ----------------   -------   -------
Election of Trustee Nominations     1,368,755,812.39      0         0
Ratification of independent
registered public accounting firm   1,368,755,812.39      0         0

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                  June 30, 2007

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending June 30, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                       Beginning Account   Ending Account   Expenses Paid During
                             Value             Value          Six Months Ending
                        January 1, 2007     June 30, 2007      June 30, 2007*
                       -----------------   --------------   --------------------
Actual                     $1,000.00          $1,026.20             $0.50
Hypothetical
   (5% return before
    expenses)              $1,000.00          $1,024.29             $0.50

* Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                             MONEY MARKET PORTFOLIO

                       Beginning Account   Ending Account   Expenses Paid During
                             Value              Value         Six Months Ending
                        January 1, 2007     June 30, 2007      June 30, 2007*
                       -----------------   --------------   --------------------
Actual                     $1,000.00          $1,025.60             $1.36
Hypothetical               $1,000.00          $1,023.44             $1.36
   (5% return before
   expenses)


* Expenses are equal to the Portfolio's annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2007

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                            GOVERNMENT/REPO PORTFOLIO

            Security Type               % of Net Assets   Amortized Cost
            -------------               ---------------   --------------
SHORT TERM INVESTMENTS:
   Repurchase Agreements                    100.4%        $1,247,488,000
LIABILITIES IN EXCESS OF OTHER ASSETS        (0.4%)           (5,465,893)
                                            -------       ---------------
Net Assets - 100.0%                         100.0%        $1,242,022,107
                                            -------       ---------------

                              Maturity Information

Maturity Information     Amount Par     Percentage
--------------------     ----------     ----------
  1 - 7 days           $1,247,488,000     100.0%
  8 - 14 days                      --       0.0%
 15 - 30 days                      --       0.0%
 31 - 60 days                      --       0.0%
 61 - 90 days                      --       0.0%
 91 - 120 days                     --       0.0%
121 - 150 days                     --       0.0%
 Over 150 days
                       --------------     -----
                       $1,247,488,000     100.0%
                       ==============     =====

                       Average Weighted Maturity - 3 days

                                  FUND PROFILE
                                   (Unaudited)
                                  June 30, 2007
                                   (concluded)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

                     Security Type                       % of Net Assets   Amortized Cost
                     -------------                       ---------------   --------------
SHORT TERM INVESTMENTS:
   Bank Obligations                                             7.1%        $ 10,400,000
   Commercial Paper - Asset Backed Securities                  10.5%          15,444,700
   Commerical Paper - Banks                                     3.1%           4,475,053
   Commercial Paper - Securities Brokers & Dealers              2.0%           2,961,940
   Commercial Paper - Sugar & Confectionary Products            3.4%           4,971,389
   Notes and Bonds - Asset Backed Securities                    2.0%           2,999,880
   Notes and Bonds - Banks                                      4.1%           6,000,000
   Notes and Bonds - Life Insurance                             7.8%          11,500,389
   Notes and Bonds - Securities Brokers & Dealers               3.1%           4,600,000
   Notes and Bonds - Misc Business Credit Institutions          2.9%           4,250,036
   Corporate Variable Rate Demand Notes                         2.9%           4,200,000
   Municipal Variable Rate Demand Notes                         3.2%           4,645,000
   Master Notes                                                 2.0%           3,000,000
   Repurchase Agreements                                       46.0%          67,484,000
                                                              -----         ------------
TOTAL INVESTMENTS IN SECURITIES                               100.1%         146,932,387
                                                              -----         ------------
LIABILITIES IN EXCESS OF OTHER ASSETS:                         (0.1%)           (209,437)
                                                              =====         ============
      Net Assets - 100.0%                                     100.0%        $146,722,950
                                                              =====         ============

                              Maturity Information

Maturity Information    Amount Par    Percentage
--------------------    ----------    ----------
  1 - 7 days           $ 90,729,000      61.6%
  8 - 14 days             2,750,000       1.9%
 15 - 30 days            20,100,000      13.7%
 31 - 60 days            18,700,000      12.7%
 61 - 90 days             4,500,000       3.1%
 91 - 120 days            6,400,000       4.3%
121 - 150 days            3,000,000       2.0%
 Over 150 days            1,000,000       0.7%
                       ------------     -----
                       $147,179,000     100.0%
                       ============     =====

                       Average Weighted Maturity - 19 days

             APPROVAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENTS
                                   (Unaudited)
                                  June 30, 2007

     BOARD OF TRUSTEES' CONSIDERATION OF THE INVESTMENT ADVISORY AND SERVICE AGREEMENTS. The Investment Advisory and Service Agreements ("Advisory Agreements") between Plan Investment Fund, Inc. ("PIF") and BlackRock Institutional Management Corporation ("BIMC") were most recently approved by the Board of Trustees (the "Board" or the "Trustees") of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the "Independent Trustees"), at an in-person meeting of the Board held on March 22, 2007. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a "Portfolio"), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies for the years ended December 31, 2005 and 2004; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the November 17, 2006 Board meeting, the Trustees reviewed a report from Lipper, Inc. ("Lipper"), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.

     FEES AND EXPENSES. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as "Contractual") and after (referred to as "Total") any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had both Contractual and Total fees in the two lowest quintiles of their respective peer group.

     The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to the Investment Adviser's personnel.

     The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.

     The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios' requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

     FUND PERFORMANCE. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each Portfolio's performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2006. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

     PROFITABILITY. While the Trustees received information regarding the profitability of BIMC, they did not consider the profitability of the individual PIF portfolios. These portfolios represent a small portion of the total assets which BIMC manages.

     ECONOMIES OF SCALE. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

     OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.

     No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

                                OTHER DISCLOSURES
                                   (Unaudited)
                                  June 30, 2007

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

Information on how proxies relating to the Fund's voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

                           PLAN INVESTMENT FUND, INC.

                         2 Mid America Plaza, Suite 200
                           Oakbrook Terrace, IL 60181
                                 (630) 472-7700

                                    TRUSTEES

DAVID P. BEHNKE                         ROBERT A. LEICHTLE
President and Chief Executive Officer   Executive Vice President, Chief
Plan Investment Fund, Inc.;             Financial Officer and Treasurer
Senior Vice President and Chief         BlueCross BlueShield of South
Financial Officer                       Carolina
BCS Financial Corporation

PAUL F. BROWN                           GERARD T. MALLEN
Vice President and Deputy General       Vice President Treasury Operations
Counsel                                 Health Care Service Corporation
BlueCross BlueShield Association

EMIL D. DUDA                            JOSEPH F. REICHARD, CCM
Senior Executive Vice President and     Vice President, Treasury Services and
Chief Financial Officer                 Assistant Treasurer
The Lifetime Healthcare Companies       Highmark, Inc.

JOHN G. FOOS                            JOHN C. TRIFONE
Chairman                                Vice President, Treasurer and Chief
Plan Investment Fund, Inc.;             Financial Officer
Senior Vice President and Chief         Blue Cross and Blue Shield of Vermont
Financial Officer
Independence Blue Cross

TERRY D. KELLOGG                        MARILYN T. TROMANS
Executive Vice President                Vice President, Chief Financial
BlueCross BlueShield of Alabama         Officer
                                        Blue Cross and Blue Shield of Kansas
                                        City

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2.  CODE OF ETHICS.

         This item is not applicable to this Semi-Annual Report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         This item is not applicable to this Semi-Annual Report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         This item is not applicable to this Semi-Annual Report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         This item is not applicable to this Semi-Annual Report.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Schedule of Investments included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

         (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

         (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By: /s/ David P. Behnke
    ----------------------
    David P. Behnke, President

    August 3, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ----------------------
    David P. Behnke, President
    (principal executive officer)

    August 3, 2007



By: /s/ Dale E. Palka
    ----------------------
    Dale E. Palka, Treasurer
    (principal financial officer)

    August 3, 2007

                                  EXHIBIT INDEX

     (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.